Investment Properties (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Summary of Changes in Investment Properties

Changes in investment properties account for the years ended December 31, 2023 and 2022 are as follows:

	Land	Land Improvements	Building	Total
	(in million pesos)
December 31, 2023
Balances at beginning and end of the year	858	2	155	1,015
Net gains (losses) from fair value adjustments charged to profit or loss	58	8	(36)	30
Transfers from property and equipment	363	2	2	367
Disposals during the year	(95)	—	(2)	(97)
Balances at end of the year	1,184	12	119	1,315

December 31, 2022
Balances at beginning of the year	771	3	155	929
Net gains (losses) from fair value adjustments charged to profit or loss	96	(1)	2	97
Transfers from (to) property and equipment	2	—	(2)	—
Disposals during the year	(11)	—	—	(11)
Balances at end of the year	858	2	155	1,015